Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Reconciliation of statutory U.S. federal rate to entity's effective tax rate
A reconciliation of the statutory U.S. federal rate to the Company's effective tax rate is as follows:

	2011	2012
Percent of pre-tax income:
U.S. federal statutory income tax rate	(34.0)	(34.0)
State taxes, net of federal benefit	(7.2)	(4.6)
Interest expense –revaluation of warrants	(25.5)	(2.4)
Other	0.8	1.4
Valuation allowance	65.9	39.6
Effective income tax expense rate	—	—

Deferred tax assets
The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets were as follows (in thousands):

	December 31,
	2011	2012
Net operating loss carryforwards	$56,702	$61,522
Research and development credits	5,241	5,636
Depreciation and amortization	5,198	5,040
Capitalized start-up costs	14,703	16,453
Other temporary differences	2,384	1,340
Gross deferred tax asset	84,228	89,991
Deferred tax assets valuation allowance	(84,228)	(89,991)
	—	—

Summary of carryforwards of net operating losses and tax credits
The following table summarizes carryforwards of net operating losses and tax credits as of December 31, 2012 (in thousands).

	Amount	Expiration
Federal net operating losses	$150,936	2023 to 2032
State net operating losses	167,352	2019 to 2032
Research and development credits	5,636	2024 to 2032